Deferred tax - Austria (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss for the year	£ 49,231	£ 22,283	£ 6,317
Deferred tax liability	7,121	0
Austria
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	7,121	0
Deferred tax assets, recognised	1,190	0
Loss for the year	4,761	0
Deferred tax liability	£ 8,312	£ 0